RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
RELATED PARTY TRANSACTIONS
NOTE 5 - RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

Related Party agreements and fees

For the three and six months ended March 31, 2022, and 2021, the Company recorded expenses to related parties in the following amounts:

	Three months ended March 31,		Six months ended March 31,
Description	2022	2021	2022	2021
CEO-Management fees	$58,000	$36,000	$203,000	$72,000
Chief Technology Officer (CTO)	58,000	36,000	203,000	72,000
Chief Administration Officer (CAO)	45,000	30,000	165,000	60,000
Stock-based compensation expense, officers	39,063	39,063	78,126	78,126
Office rent and expenses	12,801	12,501	29,020	20,835
Total	$212,864	$153,564	$678,146	$302,961

Effective June 1, 2021, the Company increased the monthly fee paid to its’ CEO and CTO, from $12,000 to $15,000, respectively. On January 1, 2022, the Company increased the monthly fee to $18,000 for the CEO and CTO, respectively, and on February 1, 2022, the monthly fee for the CEO and CTO was increased to $20,000. For the three and six months ended March 31, 2022, and the company recorded expenses of $58,000 and $103,000, respectively, each for the CEO and CTO. Of the CEO expenses, $30,000 is included in accounts payable, related parties on the balance sheet included herein. For the six months ended March 31, 2022, the Company also recorded bonus expenses of $100,000, $100,000 and $90,000 for the CEO, CTO and CAO, respectively. The CEO’s bonus is included in accounts payable, related party on the balance sheet included herein. For the three and six months ended March 31, 2021, the Company expensed $36,000 and $72,000, respectively to the CEO and CTO, and $30,000 and $60,000 to its CAO, respectively. Amortization of stock-based compensation expense of $39,063 and $78,126 was recorded for the three and six months ended March 31, 2022, and 2021, respectively.

On October 25, 2020, the Company entered into a sublease with its CTO, whereby the Company agreed to an annual lease payment of $50,000. For the six months ended March 31, 2022, the Company expensed $4,163 and for the three and six months ended March 31, 2021, $12,501 and $20,835, respectively, to rent expense pursuant to this sublease. On June 1, 2021, agreed to pay an additional $3,500 per month to the CTO for additional space, and for the three and six months ended March 31, 2022, $10,500 and $21,000, respectively is included in rent expense.

Accounts payable, related parties

As of March 31, 2022, and September 30, 2021, the Company owes $135,927 and $12,551, respectively to related parties as follows:

	March 31, 2022	September 30, 2021
Management fees, Chief Executive Officer (CEO)	$30,000	$-
Bonus, CEO	100,000	-
Accounts payable, CTO	5,927	12,551
Total	$135,927	$12,551

NOTE 5 - RELATED PARTY TRANSACTIONS

Related Party agreements and fees

For the years ended September 30, 2021, and 2020, the Company recorded expenses to related parties in the following amounts:

	Years ended September 30,
	2021	2020
Management fees, Chief Executive Officer (CEO)	$156,000	$205,750
Chief Technology Officer (CTO) (1)	156,000	558,010
Chief Administration Officer (CAO) (2)	276,252	20,000
Public relations	-	60,000
Office rent and expenses	60,579	28,000
Total	$648,831	$871,860

____________

(1)

On August 15, 2020, the Company issued 20,000,000 shares of common stock to the CTO. The shares were valued at $0.025 per share, based upon the price the Company sold shares in the recently completed private placement (see Note 6), The Company recorded technology acquisition expense of $500,000 for the year ended September 30, 2020, for this issuance.

(2)

On April 1, 2020, the Company entered into an agreement with Makena Investment Advisors, LLC (“Makena”). Makena is controlled by Mr. Chermak, the Company’s CAO. Pursuant to the agreement, the Company issued Makena 12,500,000 shares of common stock and agreed to compensate Makena $10,000 per month beginning in August 2020. For the years ended September 30, 2021, and 2020, the Company incurred $120,000 and $20,000, respectively, for the cash compensation. The shares were valued at $312,500 based on the market price of the common stock on the date of the agreement and are being expensed over the two- year term of the agreement. Accordingly, $156,250 of stock-based compensation expense is included in the above table for the CAO.

On August 1, 2020, the Company agreed to compensate the CTO $12,000 per month respectively. Beginning October 1, 2020, the Company agreed to compensate the CEO $12,000 per month. Effective June 1, 2021, the Company increased the monthly fee paid to its’ CEO and CTO, from $12,000 to $15,000 respectively. For the year ended September 30, 2021, the CEO and CTO each received $156,000 in management fees. For the year ended September 30, 2020, the Company recorded management fees to the CEO and CTO of $205,750 and $58,010, respectively.

During the fiscal year ended September 30, 2020, expenses for public relations and office rent and expenses were all accrued (non-cash). The amounts owed were recorded as expenses with the offset to stock to be issued, which is included in the liabilities section on the accompanying balance sheet. In May 2020, the agreements with the CEO, the public relations company and the office rent expense ceased and the Company was no longer accruing such expenses.

As of September 30, 2020, included in capital stock to be issued was $432,000 due to related parties. On November 12, 2020, the Company issued 17,280,000 shares of restricted common stock for payment of the $432,000 in capital stock to be issued.

On October 25, 2020, the Company entered into a sublease with its CTO, whereby the Company agreed to annual lease payment of $50,000. For the year ended September 30, 2021, the Company expensed $45,837 to rent expense pursuant to this sublease, and on June 1, 2021, agreed to pay an additional $3,500 per month to the CTO for additional space.

Accounts payable, related parties

As of September 30, 2021, the Company owes $12,551 to the CTO for expenses incurred in September 2021. The amount is included in accounts payable related parties and the CTO was reimbursed for the expenses in October 2021.

Common Stock

On November 12, 2020, the Company issued 17,280,000 shares of restricted common stock for payment of the $432,000 in capital stock to be issued.

Series D Preferred Stock

On September 30, 2020, the Company issued 50,000 shares of Series D Preferred Stock (see Note 6) to a Company controlled by the Company’s CEO, in satisfaction of $1,347,894 of capital stock to be issued. The holder(s) of the Series D Preferred Stock have voting control of the Company.